Concessions and Authorizations - Schedule of Resolutions For Adjustments On Gas Tariff (Details)	12 Months Ended
Dec. 31, 2024
N. 9, of January 25, 2024
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Resolution	N. 9, of January 25, 2024
Start of Term	February 1, 2024
N. 9, of January 25, 2024 | Low Voltage - Group B [Member]
IfrsStatementLineItems [Line Items]
Percentage of reduction of average values	1.06%
N. 9, of January 25, 2024 | High and Medium Voltage - Group A [Member]
IfrsStatementLineItems [Line Items]
Percentage of reduction of average values	3.77%
N. 17, of April 26, 2024
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Resolution	N. 17, of April 26, 2024
Start of Term	May 1, 2024
N. 17, of April 26, 2024 | Low Voltage - Group B [Member]
IfrsStatementLineItems [Line Items]
Percentage of reduction of average values	0.61%
N. 17, of April 26, 2024 | High and Medium Voltage - Group A [Member]
IfrsStatementLineItems [Line Items]
Percentage of reduction of average values	1.66%
N. 36, of July 26, 2024
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Resolution	N. 36, of July 26, 2024
Start of Term	August 1, 2024
N. 36, of July 26, 2024 | Low Voltage - Group B [Member]
IfrsStatementLineItems [Line Items]
Percentage of reduction of average values	4.00%
N. 36, of July 26, 2024 | High and Medium Voltage - Group A [Member]
IfrsStatementLineItems [Line Items]
Percentage of reduction of average values	6.00%
N. 51, of November 1, 2024
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Resolution	N. 51, of November 1, 2024
Start of Term	November 1, 2024
N. 51, of November 1, 2024 | Low Voltage - Group B [Member]
IfrsStatementLineItems [Line Items]
Percentage of reduction of average values	0.54%
N. 51, of November 1, 2024 | High and Medium Voltage - Group A [Member]
IfrsStatementLineItems [Line Items]
Percentage of reduction of average values	0.77%